Prepaid expenses	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	Prepaid expenses

	2023	2022

Commissions and premiums paid in advance (a)(b)	4,081,456	3,863,986
Marketing expenses	10,687	16,893
Services paid in advance	42,331	48,775
Other expenses paid in advance	283,789	310,453
Total	4,418,263	4,240,107

Current	826,107	789,609
Non-current	3,592,156	3,450,498

(a)Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the Group’s income statement, linearly, according to the investment term period.
(b)Include balances with related parties, in connection with the transactions disclosed on Note 5(ii)(c)(ii).